SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF TM

Supplement dated February 28, 2013

to the Prospectus dated December 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 1, 2013, the Standard Creation/Redemption Transaction Fee of the Schwab International Small-Cap Equity ETF will be reduced from $15,000 to $12,500. Accordingly, effective March 1, 2013, the table on page 26 under “Creation and redemption transaction fees for creation units” in the “Purchase and redemption of creation units” section of the Prospectus is revised to reflect the reduction of the Standard Creation/Redemption Transaction Fee applicable to the Schwab International Small-Cap Equity ETF from $15,000 to $12,500.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG72402-00 (02/13) © 2013 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab Equity ETFsTM

Schwab International Small-Cap Equity ETFTM

Supplement dated February 28, 2013

to the Statement of Additional Information dated December 28, 2012

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective March 1, 2013, the Standard Creation/Redemption Transaction Fee of the Schwab International Small-Cap Equity ETF will be reduced from $15,000 to $12,500. Accordingly, effective March 1, 2013, the table on page 45 under “Creation/Redemption Transaction Fee” in the “Purchase, Redemption and Pricing of Shares Creation and Redemption of Creation Units” section of the SAI is revised to reflect the reduction of the Standard Creation/Redemption Transaction Fee applicable to the Schwab International Small-Cap Equity ETF from $15,000 to $12,500.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG72403-00 (02/13) © 2013 All Rights Reserved